OTHER EQUITY INSTRUMENTS (Details) £ in Millions	6 Months Ended
	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments	£ 2,300	£ 2,100
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 450
Interest rate	0.0425
Other equity instruments	£ 0	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 750
Interest rate	0.0650
Other equity instruments	£ 750	750
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 400
Interest rate	0.0875
Other equity instruments	£ 400	400
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 500
Interest rate	0.0763
Other equity instruments	£ 500	500
- £650m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 650
Interest rate	0.0675
Other equity instruments	£ 650	£ 0